Stock-Based Compensation (Tables)	12 Months Ended
May. 31, 2015
Stock-Based Compensation Expense Included in Consolidated Statements of Income

The following table represents total stock-based compensation expense included in our Consolidated Statements of Income:

Year Ended May 31,	2015	2014	2013
(In thousands)
Selling, general and administrative expense	$31,741	$23,568	$17,145
Income tax (benefit)	(10,027)	(7,776)	(5,627)

Total stock-based compensation cost	$21,714	$15,792	$11,518

Summary of Weighted-Average Assumptions Related to Grants

The following is a summary of our weighted-average assumptions related to grants made during the last three fiscal years:

Year Ended May 31,	2015	2014	2013
Risk-free interest rate	2.3%	2.2%	1.1%
Expected life of option	7.5 yrs	7.5 yrs	7.5 yrs
Expected dividend yield	2.2%	2.7%	3.3%
Expected volatility rate	25.7%	26.1%	28.2%

Summary of Option and Share-Based Payment Activity

The following table summarizes option and share-based payment activity (including SARs) under these plans during the fiscal year ended May 31, 2015:

	2015
Share-Based Payments	Weighted Average Exercise Price	Number of Shares Under Option
(Shares in thousands)
Balance at June 1	$23.18	3,219
Options granted	44.60	600
Options canceled/expired	—	—
Options exercised	20.50	(289)

Balance at May 31	27.04	3,530

Exercisable at May 31	$21.93	2,111

Stock Option Plans	2015	2014	2013
(In millions, except per share amounts)
Weighted-average grant-date fair value per share	$10.63	$7.38	$4.96
Intrinsic value of options exercised	$3.3	$15.6	$9.8
Tax benefit from options exercised	$2.5	$5.2	$3.5
Fair value of SARS vested	$3.3	$2.0	$1.9

Employee Incentive Plan 2007
Summary of Share-Based Performance Earned Restricted Stock Activity and Restricted Stock Units

The following table sets forth awards and restricted stock units issued under the 2007 Plan for the year ended May 31, 2015:

	Weighted-Average Grant-Date Fair Value	2015
(Shares in thousands)
Balance at June 1	$19.27	857
Shares granted	44.60	67
Shares exercised	22.42	(65)

Balance at May 31	$21.04	859

Directors Equity Incentive Plan 2003
Summary of Share-Based Performance Earned Restricted Stock Activity and Restricted Stock Units

The following table summarizes the share-based activity under the 2003 Plan during fiscal 2015:

	Weighted-Average Grant-Date Fair Value	2015
(Shares in thousands)
Balance at June 1	$27.48	98
Shares granted to Directors	43.89	30
Shares vested	20.60	(36)

Balance at May 31	$35.57	92

Performance Based Restricted Stock Awards
Summary of Share-Based Performance Earned Restricted Stock Activity and Restricted Stock Units

The following table summarizes the share-based performance-earned restricted stock (“PERS”) activity during the fiscal year ended May 31, 2015:

	Weighted-Average Grant-Date Fair Value	2015
(Shares in thousands)
Balance at June 1	$27.96	1,414
Shares granted	44.28	508
Shares forfeited	27.60	(8)
Shares vested	22.84	(473)

Balance at May 31	$35.40	1,441

Nonvested Shares
Summary of Share-Based Performance Earned Restricted Stock Activity and Restricted Stock Units

The following table summarizes the activity for all nonvested restricted shares during the year ended May 31, 2015:

(Shares in thousands)	Weighted-Average Grant-Date Fair Value	Number of Shares
Balance at June 1	$24.24	3,060
Granted	44.29	605
Vested	22.13	(664)
Forfeited	27.60	(7)

Balance at May 31	$28.75	2,994